Creation And Redemption Of Creation Units (Details)	0 Months Ended
Dec. 12, 2011
Creation And Redemption Of Creation Units [Abstract]
Creation Unit, block shares of a Managed Futures Fund	50,000
Variable transaction fee, percent of the value of the Creation Unit, maximum	0.10%